Trade and Other Receivables - Movement in Impairment Allowance (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At 1 January	$ 23,817.4
At 31 December	33,162.0	$ 23,817.4
Accumulated impairment | Trade and other current receivables
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [line items]
At 1 January	15.2	20.9
Bad debts written off	(0.8)	(4.5)
Released to the income statement	(3.0)	(3.2)
Charged to the income statement	2.3	1.5
Other balance sheet movements	3.9	0.5
At 31 December	$ 17.6	$ 15.2